Merger (Tables)	12 Months Ended
Dec. 31, 2024
Merger [Abstract]
Schedule of Common Stock and Series A Preferred Stock Outstanding

The following tables present the total shares of Common Stock and Series A Preferred Stock outstanding immediately after the Closing:

Class A Common Stock	Number of Shares
Exchange of Anzu Class A Common Stock subject to possible redemption that was not redeemed for Common Stock	1,500,874
Conversion of Anzu Class B Common Stock held by the Sponsor and Anzu’s former independent director into Common Stock*	1,615,000
Subtotal - Merger, net of redemptions	3,115,874
Exchange of Envoy Medical Corporation Common Stock for Common Stock	8,850,526
Exchange of Envoy Medical Corporation Preferred Stock for Common Stock	1,272,055
Conversion of Convertible Notes as of September 29, 2023 into Common Stock	4,874,707
Net exercise of Envoy Medical Corporation warrants outstanding	2,702
Issuance of Share Consideration to Meteora parties	8,512
Shares recycled by Meteora parties	425,606
18,549,982

*	1,000,000 shares of the Common Stock were unvested and subject to restrictions and forfeitures per the Sponsor Support Agreement and therefore excluded from the total shares of Common Stock outstanding immediately after the Closing. These shares would have vested upon the FDA approval of Acclaim CI or upon a change of control of the Company. On December 20, 2024, the Company and the Sponsor entered into an agreement to remove the vesting restriction (see Notes 10 and 11) and these shares are now considered outstanding as of that date.

Series A Preferred Stock	Number of Shares
Exchange of Anzu Class B Common Stock for Series A Preferred Stock	2,500,000
Issuance of Series A Preferred Stock in connection with the PIPE Transaction	1,000,000
Issuance of Series A Preferred Stock in connection with the conversion of the Envoy Bridge Note	1,000,000
4,500,000